Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings

4 Borrowings

	March 31, 2025	December 31, 2024
	US$	US$

Short-term borrowings (i)	7,551,296	7,565,887

Long-term borrowings (ii)	3,677,066	3,684,171
Less: current maturities	(3,677,066)	(3,684,171)
Non-current maturities	-	-

Promissory note	8,900,000	8,900,000
Total Borrowings	20,128,362	20,150,058

(i)	As of March 31, 2025, and December 31, 2024, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from Nil to 24.0% and Nil to 24.0% per annum, respectively. As of March 31, 2025, and December 31, 2024, the weighted average interest rate of these borrowings was 13.7% and 13.7% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).

(ii)	As of March 31, 2025, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 15.0% per annum, respectively. As of March 31, 2025, the weighted average interest rate of these borrowings was 12.6% per annum. The borrowings are denominated in HK$ and US$.

As of March 31, 2025, and December 31, 2024, the Company obtained loans from two members of management of the Company.

A loan of HK$12.3 million (equivalent to US$1.6 million) has been provided by Mr. Alexander Kong, the Chairman, at an interest rate of 12% per annum. Another loan of HK$3.6 million (equivalent to US$0.5 million) has been provided by Dr. Ronnie Hui, the Chief Executive Officer, at an interest rate of 12% per annum.

As of March 31, 2025, loans of US$7.9 million were guaranteed by Mr. Alexander Kong (2024: US$7.9 million).

Interest expense during the three month periods ended March 31, 2025 and 2024 was US$928,763 and US$1,311,363, respectively.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

4 Borrowings (continued)

In connection with the Business Combination, the Company executed several unsecured promissory notes on August 30, 2024:

(i) Promissory Notes to Third Parties

On August 30, 2024, the Company issued unsecured promissory notes for approximately $5.7 million to D Boral Capital LLC (“D Boral”), formerly known as EF Hutton LLC to settle the balance of deferred underwriting fees and approximately $3.2 million to Greenberg Traurig, LLP to settle the balance of legal fees. The outstanding amount under the loans as of March 31, 2025, was approximately $8.9 million. There has been no movement for the three months ended March 31, 2025.

(ii) Promissory Note to Related Party

On August 30, 2024, the Company issued a promissory note to INFINT Capital LLC (the “Sponsor”) for $603,623, replacing the existing unsecured promissory note with an outstanding amount of $325,000 dated September 13, 2023, for financing working capital expenses. As of March 31, 2025, the new promissory note had an outstanding balance of $603,623. There has been no movement for the three months ended March 31, 2025.

The promissory notes to third parties and related party do not bear interest, and the principal balances are payable in equal monthly installments over terms of less than one year. The notes are subject to customary events of default and financing closure above a certain threshold, which, if triggered, would cause the unpaid principal balance and all other sums payable under the notes to become immediately due and payable.

The fair value of the Company’s notes approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

As of March 31, 2025, the borrowings will be due according to the following schedule:

Principal amounts
US$
For the period ending March 31,
Within one year	3,677,066
Within two years	-
Within three years	-
Total	3,677,066

The carrying values of short-term borrowings approximate their fair values due to their short-term maturities. The Company’s long-term borrowings are subject to both fixed and floating interest rates. The carrying values of each type of these borrowings approximate their fair values as the interest rates reflect the rates offered to other entities with similar characteristics to Currenc.

11 Borrowings

	December 31,
	2024	2023
	US$	US$

Short-term borrowings (i)	7,565,887	8,772,710

Long-term borrowings (ii)	3,684,171	11,538,357
Less: current maturities	(3,684,171)	(9,031,383)
Non-current maturities	-	2,506,974

(i)	As of December 31, 2024 and 2023, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from Nil to 24.0% and 15.0% to 24.0% per annum, respectively. As of December 31, 2024 and December 31, 2023, the weighted average interest rate of these borrowings was 13.7% and 22.6% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).

(ii)	As of December 31, 2023, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% per annum, respectively. As of December 31, 2023, the weighted average interest rate of these borrowings was 13.1% per annum. The borrowings are denominated in HK$ and US$.

As of December 31, 2024 and December 31, 2023, the Company obtained loans from two members of management of the Company.

A loan of HK$12.3 million (equivalent to US$1.6 million) has been provided by Mr. Alexander Kong, the Chairman, at an interest rate of 12% per annum. Another loan of HK$3.6 million (equivalent to US$0.5 million) has been provided by Dr. Ronnie Hui, the Chief Executive Officer, at an interest rate of 12% per annum.

As of December 31, 2024, loans of US$7.9 million were guaranteed by Mr. Alexander Kong (2023: US$8.7 million).

Interest expense during the year ended December 31, 2024 and 2023 was US$8,515,214 and US$8,002,552, respectively.

In connection with the Business Combination, the Company executed several unsecured promissory notes on August 30, 2024:

(i) Promissory Notes to Third Parties

On August 30, 2024, the Company issued unsecured promissory notes for approximately $5.7 million to EF Hutton to settle the balance of deferred underwriting fees and approximately $3.2 million to Greenberg Traurig to settle the balance of legal fees. The outstanding amount under the loans as of December 31, 2024 was approximately $8.9 million.

(ii) Promissory Note to Related Party

On August 30, 2024, the Company issued a promissory note to the Sponsor for $603,623, replacing the existing unsecured promissory note with an outstanding amount of $325,000 dated September 13, 2023, for financing working capital expenses. As of December 31, 2024, the new promissory note had an outstanding balance of $603,623.

The promissory notes to third parties and related party do not bear interest, and the principal balances are payable in equal monthly installments over terms of less than one year. The notes are subject to customary events of default and financing closure above a certain threshold, which, if triggered, would cause the unpaid principal balance and all other sums payable under the notes to become immediately due and payable.

The fair value of the Company’s notes approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11	Borrowings (continued)

As of December 31, 2024, the long-term borrowings will be due according to the following schedule:

Principal amounts
US$
For the year ending December 31,
2025	3,684,171
2026	-
2027	-
Total	3,684,171

The carrying values of short-term borrowings approximate their fair values due to their short-term maturities. The Company’s long-term borrowing are subject to both fixed and floating interest rates. The carrying values of each type of these borrowings approximate their fair values as the interest rates reflect the rates offered to other entities with similar characteristics to Seamless.

Seamless Group Inc [Member]
Borrowings

11 Borrowings

	December 31,
	2023	2022
	US$	US$

Short-term borrowings (i)	8,772,710	8,978,390

Long-term borrowings (ii)	11,538,357	12,305,279
Less: current maturities	(9,031,383)	(4,426,000)
Non-current maturities	2,506,974	7,879,279

(i)	As of December 31, 2023 and 2022, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 22.6% and 22.4% per annum, respectively. The borrowings are denominated in HK$ and US$.

(ii)	As of December 31, 2023 and 2022, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% and 2.5% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 13.1% and 15.5% per annum, respectively. The borrowings are denominated in HK$ and US$.

As of December 31, 2023, the Company obtained loans from three members of management of the Company.

A loan of HK$4.7 million (equivalent to US$0.6 million) has been provided by Mr. Takis Wong, the Chief Operating Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on April 4, 2024. Another loan of HK$2.5 million and 9.8 million (equivalent to US$0.3 million and US$1.3 million) has been provided by Mr. Alexander Kong, the Chairman, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on March 30 and June 30, 2024, respectively. Another loan of HK$3.6 million (equivalent to US$0.6 million) has been provided by Dr. Ronnie Hui, the Chief Executive Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable on demand. The company is in negotiation to extend the above loans.

(iii)	As of December 31, 2023, the Company had a loan of US$2.05 million from Noble Tack International Limited, one of the shareholders of its subsidiary, Dynamic Indonesia Holdings Limited. The loan is unsecured, interest-free and repayable on demand.

(iv)	As of December 31, 2023 and 2022, the Company had obtained a line of credit of US$5 million from Ripple Labs, Inc., one of the related parties of their subsidiary, Tranglo Sdn. Bhd. The loan is unsecured and has an interest rate of 12% per annum. Amount drawn down as of December 31, 2023 and 2022, was US$5 million and US$5 million respectively. The line of credit facility has a maturity of two years from the effective date of September 12, 2022. Ripple has the option of calling any drawdown on or after the first anniversary.

As of December 31, 2023, loans of US$8.7 million were guaranteed by Mr. Alexander Kong (2022: US$9.3 million).

Interest expense during the years ended December 31, 2023 and 2022 was US$4,655,070 and US$4,591,803, respectively.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11	Borrowings (continued)

As of December 31, 2023, the long-term borrowings will be due according to the following schedule:

Principal amounts
US$
For the year ending December 31,
2024	9,031,383
2025	466,188
2026	-
2027	2,040,786
Total	11,538,357

The carrying values of short-term borrowings approximate their fair values due to their short-term maturities. The Company’s long-term borrowing are subject to both fixed and floating interest rates. The carrying values of each type of these borrowings approximate their fair values as the interest rates reflect the rates offered to other entities with similar characteristics to Seamless.